RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Schedule Of Balances Recorded) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Research and Development Arrangement, Contract to Perform for Others [Line Items]
mAb Participation Interest	$ 744	$ 443
Liability with respect to outstanding options to non-employee	264	284
Research and development funding arrangements	7,872	6,434
Derivative Arrangement One [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Embedded Derivatives	4,025	4,041
Derivative Arrangement Two [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Embedded Derivatives	$ 2,839	$ 1,666